Accrued Mining and Landfill Reclamation - Activity for Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Asset Retirement Obligation Disclosure [Abstract]
Beginning balance	$ 15,781	$ 14,844
Acquired obligations	140	286
Change in cost estimate	2,233	721
Settlement of reclamation obligations	(1,178)	(1,201)
Additional liabilities incurred	463	414
Accretion expense	871	717
Ending balance	$ 18,310	$ 15,781